WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of Investments (unaudited)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.7%
Education - 14.9%
Essex County, NJ, Improvement Authority Revenue:
CHF-Newark LLC, New Jersey Institute of Technology Student Housing Project, BAM	4.000%	8/1/46	$1,000,000	$945,882
CHF-Newark LLC, New Jersey Institute of Technology Student Housing Project, BAM	4.000%	8/1/51	1,500,000	1,379,470
Gloucester County, NJ, Improvement Authority Revenue:
Rowan University Fossil Park Student Center Projects, Series 2021, BAM	5.000%	7/1/36	1,500,000	1,661,864
Rowan University Fossil Park Student Center Projects, Series 2021, BAM	4.000%	7/1/46	725,000	695,234
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	2,000,000	2,090,264
New Jersey State EDA Revenue, Provident Group, Montclair Properties, State University Housing Project, Refunding, AGM	5.000%	6/1/42	5,000,000	5,340,303
New Jersey State EFA Revenue:
Series A	4.000%	7/1/50	1,000,000	892,340
Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,000,000	2,088,480
Stevens Institute of Technology, Series A	5.000%	7/1/47	2,750,000	2,824,589
New Jersey State Higher Education, Student Assistance Authority Revenue:
Series A, Refunding	5.000%	12/1/27	1,750,000	1,931,094
Series A, Refunding	5.000%	12/1/28	675,000	744,557
Subordinated, Series 1B	5.000%	12/1/44	1,080,000	1,094,552	(a)

Total Education				21,688,629

Health Care - 11.7%
New Jersey State EDA Revenue:
Bancroft Neurohealth Project, Refunding	5.000%	6/1/36	2,885,000	2,913,378
Bancroft Neurohealth Project, Refunding	5.000%	6/1/41	1,325,000	1,328,664
Crane’s Mill Project, Refunding	5.000%	1/1/49	2,000,000	2,025,401
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health	5.000%	7/1/39	1,750,000	1,843,932

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2022 Quarterly Report	1

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
St. Peter’s University Hospital, Refunding	6.250%	7/1/35	$3,000,000	$3,005,055
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	5,750,000	5,875,855

Total Health Care				16,992,285

Housing - 2.1%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,798,156
Provident Group, Kean Properties	5.000%	7/1/37	400,000	389,305
Provident Group, Kean Properties	5.000%	7/1/47	1,000,000	929,951

Total Housing				3,117,412

Industrial Revenue - 8.9%
New Jersey State EDA Revenue, Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,000,000	1,976,599	(a)(b)(c)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	3,400,000	3,453,669	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	5,000,000	5,119,871	(a)
United Airlines Project	5.500%	6/1/33	2,000,000	2,015,082	(a)
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	400,000	416,231

Total Industrial Revenue				12,981,452

Leasing - 32.4%
New Jersey State EDA Revenue:
School Facilities Construction, Series DDD	5.000%	6/15/42	10,000,000	10,372,550
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	1,000,000	912,356
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,074,476
New Jersey State EDA, Motor Vehicle Surcharge Revenue, Series A, Refunding	4.000%	7/1/32	6,500,000	6,530,408
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding	5.000%	6/15/30	4,000,000	4,262,899
Federal Highway Reimbursement, Refunding, Series A	5.000%	6/15/24	1,000,000	1,050,034
Transportation Program, Series AA	5.000%	6/15/37	1,000,000	1,050,967
Transportation Program, Series AA	5.000%	6/15/37	2,000,000	2,144,588
Transportation Program, Series AA	5.250%	6/15/41	2,180,000	2,247,262
Transportation Program, Series AA	5.250%	6/15/43	2,000,000	2,104,543

See Notes to Schedule of Investments.

2	Western Asset New Jersey Municipals Fund 2022 Quarterly Report

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - (continued)
Transportation Program, Series AA	5.000%	6/15/45	$3,015,000	$3,077,979
Transportation Program, Series AA	5.000%	6/15/46	10,000,000	10,358,621
Transportation Program, Series AA	4.000%	6/15/50	2,250,000	2,052,802

Total Leasing				47,239,485

Other - 0.1%
New Jersey State EDA Revenue:
Department of Human Services, Pooled Financing	5.000%	7/1/22	26,000	26,000
Department of Human Services, Pooled Financing	5.200%	7/1/32	86,000	86,132

Total Other				112,132

Power - 0.8%
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	500,000	425,000	*(d)
Series A	5.050%	7/1/42	80,000	68,000	*(d)
Series XX	5.250%	7/1/40	720,000	612,000	*(d)
Series ZZ, Refunding	5.250%	7/1/18	100,000	84,750	*(e)

Total Power				1,189,750

Pre-Refunded/Escrowed to Maturity - 6.8%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	785,000	821,057	(a)(f)
New Jersey State EDA Revenue, School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	7,000,000	7,158,326	(g)
Salem County, NJ, PCFA Revenue, Chambers Project, Series A, Refunding	5.000%	12/1/23	1,935,000	1,990,011	(a)(f)

Total Pre-Refunded/Escrowed to Maturity				9,969,394

Special Tax Obligation - 1.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	220,000	182,369
CAB, Restructured, Series A-1	0.000%	7/1/46	1,150,000	310,719
Restructured, Series A-1	4.550%	7/1/40	50,000	48,288
Restructured, Series A-1	5.000%	7/1/58	614,000	605,084
Restructured, Series A-2	4.329%	7/1/40	330,000	310,718

Total Special Tax Obligation				1,457,178

State General Obligation - 1.9%
New Jersey State, GO, Various Purpose	5.000%	6/1/27	2,500,000	2,658,861
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	4,834	4,427

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2022 Quarterly Report	3

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - (continued)
CAB, Restructured, Series A-1	0.000%	7/1/33	$12,094	$6,811
Restructured, Series A-1	5.250%	7/1/23	10,496	10,689
Restructured, Series A-1	5.375%	7/1/25	10,466	10,876
Restructured, Series A-1	5.625%	7/1/27	10,372	11,048
Restructured, Series A-1	5.625%	7/1/29	10,203	10,975
Restructured, Series A-1	5.750%	7/1/31	9,910	10,845
Restructured, Series A-1	4.000%	7/1/33	9,398	8,633
Restructured, Series A-1	4.000%	7/1/35	8,447	7,587
Restructured, Series A-1	4.000%	7/1/37	7,250	6,435
Restructured, Series A-1	4.000%	7/1/41	9,857	8,559
Restructured, Series A-1	4.000%	7/1/46	10,251	8,638
Subseries CW	0.000%	11/1/43	46,804	23,343	(c)

Total State General Obligation				2,787,727

Transportation - 12.8%
Delaware River, PA & NJ, Port Authority Revenue:
Series A	5.000%	1/1/36	250,000	270,981
Series A	5.000%	1/1/37	1,200,000	1,290,945
New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,527,869	(a)
New Jersey State Turnpike Authority Revenue, Series B, Refunding	5.000%	1/1/40	5,955,000	6,422,524
Newark, NJ, Housing Authority Port Newark Marine Terminal Rental Revenue, Additional Newark Redevelopment Project, Refunding, NATL	5.250%	1/1/23	2,130,000	2,155,155
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	4,580,000	4,826,961
Consolidated Series 221	4.000%	7/15/50	1,500,000	1,389,174	(a)
Consolidated Series 226, Refunding	5.000%	10/15/41	750,000	805,490	(a)

Total Transportation				18,689,099

Water & Sewer - 0.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	502,941	(h)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $140,104,929)				136,727,484

See Notes to Schedule of Investments.

4	Western Asset New Jersey Municipals Fund 2022 Quarterly Report

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 5.0%
MUNICIPAL BONDS - 5.0%
Health Care - 4.6%
New Jersey State Health Care Facilities Financing Authority Revenue:
Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	0.900%	7/1/35	$4,000,000	$4,000,000	(i)(j)
Virtua Health Inc., Series B, LOC - JPMorgan Chase & Co.	0.350%	7/1/43	200,000	200,000	(i)(j)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	0.680%	7/1/43	2,500,000	2,500,000	(i)(j)

Total Health Care				6,700,000

Power - 0.4%
New Jersey State EDA Revenue, South Jersey Gas Co., Series 2006-1, Remarketing, LOC - JPMorgan Chase & Co.	0.950%	4/1/36	500,000	500,000	(a)(i)(j)

TOTAL MUNICIPAL BONDS (Cost - $7,200,000)				7,200,000

			SHARES
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $51,640)	1.316%		51,640	51,640	(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,251,640)				7,251,640

TOTAL INVESTMENTS - 98.7% (Cost - $147,356,569)				143,979,124
Other Assets in Excess of Liabilities - 1.3%				1,861,088

TOTAL NET ASSETS - 100.0%				$145,840,212

See Notes to Schedule of Investments.

Western Asset New Jersey Municipals Fund 2022 Quarterly Report	5

WESTERN ASSET NEW JERSEY MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of June 30, 2022.

(e)	The maturity principal is currently in default as of June 30, 2022.

(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2022, the total market value of investments in Affiliated Companies was $51,640 and the cost was $51,640 (Note 2).

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Western Asset New Jersey Municipals Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New Jersey Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The

7

Notes to Schedule of Investments (unaudited) (continued)

Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$136,727,484	—	$136,727,484
Short-Term Investments†:
Municipal Bonds	—	7,200,000	—	7,200,000
Money Market Funds	$51,640	—	—	51,640

Total Short-Term Investments	51,640	7,200,000	—	7,251,640

Total Investments	$51,640	$143,927,484	—	$143,979,124

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2022. The following transactions were effected in such company for the period ended June 30, 2022.

	Affiliate Value at March 31, 2022	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$22,253	$973,947	973,947	$944,560	944,560

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$74	—	$51,640

9